Investments - Schedule of investments accounted for under equity method (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Marketable Securities
Share of income (loss) in equity method investments	¥ (4,001,129)	$ (548,152)	¥ (31,610,752)		¥ 62,395,476
Wuhan Shayu Network Technology Co., Ltd. ("Shayu")
Marketable Securities
Percentage of equity method investment acquired	35.084%
Equity method investment, Amount agreed to invest	¥ 188,009,650
Share of income (loss) in equity method investments	7,818,684		(28,046,644)		3,585,612
Nanshan Stellar Investment LLP ("Nanshan LLP")
Marketable Securities
Share of income (loss) in equity method investments	¥ 2,789,872	$ 382,211	¥ 10,052	$ 1,426	¥ 62,977,379	$ 9,388,560